SHORT-TERM INVESTMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Short-term investment	$ 44,622
Minimum [Member]
Schedule of Investments [Line Items]
Annual rate	3.80%
Maximum [Member]
Schedule of Investments [Line Items]
Annual rate	4.00%